Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and Liabilities Held For Sale

	2024	2023
	$m	$m
Held for sale at 31 Dec
Disposal groups	27,126	115,836
Unallocated impairment losses[1]	(31)	(1,975)
Non-current assets held for sale	139	273
Assets held for sale	27,234	114,134
Liabilities of disposal groups held for sale	29,011	108,406
1This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Assets held for sale and liabilities of disposal groups held for sale	At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French Life Insurance Business	German Private Banking Business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments[2]	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011

Expected date of completion	Second half of 2025	Second half of 2025	Second half of 2025
Operating segment	WPB	WPB	GBM and Corporate Centre
1    Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of $0.7bn for a book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of $3.3bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2024, HSBC would be expected to include a cash contribution of $2.6bn.
2Represents financial investments measured at fair value through other comprehensive income.
At 31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[1]	16,978	33	—	17,011
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406

Date of completion	28 March 2024	1 January 2024
Operating segment	All global businesses	WPB
1Includes financial investments measured at fair value through other comprehensive income of $9.4bn and debt instruments measured at amortised cost of
$7.6bn.